Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	£ (31,951)	£ (27,500)
Administrative expenses	(20,710)	(24,266)
Related party administrative expenses	(42)	(42)
Other operating income	32,763	2,861
Operating loss	(19,940)	(48,947)
Finance income	7,397	32,333
Finance costs	(11,026)	(8,140)
Net finance income/(costs)	(3,629)	24,193
Loss before tax	(23,569)	(24,754)
Income tax credit	6,448	12,984
Net loss for the period	(17,121)	(11,770)
Foreign exchange translation differences	1,162	(6,922)
Total comprehensive loss for the period	£ (15,959)	£ (18,692)
Basic loss per share	£ (0.09)	£ (0.06)
Diluted loss per share	£ (0.09)	£ (0.06)